February 2, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Office of Filings, Information & Consumer Services

RE:	GAMCO Westwood Funds (the “Trust”) File Nos. 33-06790/811-04719
Dear Sir or Madam:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses for the above named Trust do not differ from those contained in Post-Effective Amendment No. 38 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2011 (Accession # 0000950123-11-006697 ).
     If you have any questions concerning this filing, you may contact the undersigned at (617) 248-3634.

Very truly yours,
/s/ Danielle Gladstone
Danielle Gladstone
Regulatory Administrator

cc:	B. Alpert — Gabelli Funds, LLC A. Mullady — Gabelli Funds, LLC R. Schwartz, Esq. — Paul, Hastings, Janofsky & Walker, LLP A. Lonergan H. Robichaud